Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    December 4, 2006

Securities and Exchange Commission
100 Fifth Street, NE
Washington, DC  20549-1090

RE: DWS New York Tax Free Income Fund and DWS California Tax Free Income Fund (the "Funds"), a series of DWS State Tax Free Income Series, Inc. (the "Trust") (Reg. Nos. 33-86832, 811-08886); Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 42 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 1, 2006.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-2561.

                                    Very truly yours,



                                    /s/Thomas H. Connors
                                    Thomas H. Connors, Esq.
                                    Director and Senior Counsel
                                    Deutsche Investment Management Americas Inc.



cc:      John Marten, Esq.
         Vedder, Price, Kaufman & Kammholz, P.C.